Provision for rehabilitation and closure costs (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reconciliation of Provision for Rehabilitation and Closure Costs

	December 31, 2022	December 31, 2021
Balance, beginning of year	19,037	$18,970
Change in estimates	1,854	2,225
Accretion expense	2,191	1,077
Settled	(2,238)	(2,039)
Foreign exchange	1,328	(1,196)
Balance, end of year	$22,172	19,037